Tax Liabilities	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Tax Liabilities
19.	TAX LIABILITIES

	Consolidated
	2019	2018
Ordinary ICMS	120,300	81,750
ICMS ST provision (a)	72,423	172,743
Taxes on invoicing – subsidiaries abroad	145,992	137,243
Social Security Tax (INSS) - suspension of the enforceability	50,147	40,541
Withholding tax (IRRF)	48,593	36,971
Other taxes payable - foreign subsidiaries	1,180	2,717
PIS and COFINS payable	1,207	-
INSS and service tax (ISS) payable	3,218	3,454
Others	399	-
	443,459	475,419

Judicial Deposits (note 12)	(62,356)	(63,557)

Current	320,890	310,093
Noncurrent	122,569	165,326

(a)
The Company has been discussing the illegality of changes in the state legislation for the payment of ICMS—ST. Part of the unpaid amount has been discussed in court by the Company and, in certain cases, the amounts have been deposited with the courts, as mentioned in Note 12.